INCOME TAXES (Tables)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision [Table Text Block]
		2023		2022 (As restated - Note 2)
	$		$
Current
Canadian		-		-
US Federal and State		2,866,688		4,344,395
Total current income tax expense		2,866,688		4,344,395

Deferred
Canadian		-		-
US Federal and State		(56,920)		590,072
Total deferred income tax recovery		(56,920)		590,072

Total income tax expense		2,809,768		4,934,467

January 31, 2021
$
Current
Canadian	-
US Federal	2,366,046
Total current income tax expense	2,366,046

Deferred
Canadian	-
US Federal	602,087
Total deferred income tax recovery	602,087

Total income tax expense	2,968,133

Schedule of domestic and foreign components of Income (loss) before provision for income taxes [Table Text Block]
	2023	2022 (As restated - Note 2)
	$	$
Canadian	(702,488)	6,985,670
United States	4,893,796	10,146,371
Income (loss) before income taxes	4,191,308	17,132,041

January 31, 2021
$
Canadian	(11,678,406)
US Federal	10,044,967
Loss before income taxes	(1,633,439)

Schedule of summary of reconciliation of the statutory income tax rate percentage to the effective tax [Table Text Block]
	2023	2022 (As restated - Note 2)
	$	$
Income (loss) for the year	4,191,308	17,132,041
Statutory rate	27%	27%

Income tax expense at statutory rate	1,131,653	4,625,653
Non-deductible expenditures and non-taxable revenues
IRC section 280E disallowance	1,802,992	1,834,479
Other	56,549	98,946
Foreign tax rate differential	(288,933)	(608,783)
Change in foreign exchange rates and other	196,298	115,835
Change in valuation allowance	(198,848)	(73,893)
Payable adjustment to provision versus statutory tax returns	67,056	2,738,188
Deferred adjustment to provision versus statutory tax returns	10,410	(4,316,443)
Uncertain tax position, inclusive of interest and penalties	32,591	520,485
	2,809,768	4,934,467

January 31, 2021
$
Loss for the year	(1,633,439)
Statutory rate	27%

Income tax recovery at statutory rate	(441,029)
Non-deductible expenditures and non-taxable revenues	1,842,777
Foreign tax rate differential	(602,698)
Change in valuation allowance	737,667
Adjustment to provision versus statutory tax returns	1,431,416
2,968,133

Schedule of summary of significant components of the deferred tax assets [Table Text Block]
	January 31, 2023	January 31, 2022 (As restated - Note 2)
	$	$
Deferred tax assets
Share issuance costs and financing fees	4,764	262,726
Allowable capital losses	132,986	139,182
Non-capital losses	4,699,606	4,376,843
Intangible assets	85,843	98,394
Right of use assets and lease liabilities, net	73,247	53,248
Reclamation obligation	14,219	14,923
Derivative liability	64,719	271,719
Inventories	36,797	-
Convertible promissory note	312,190	345,989
Total deferred tax assets	5,424,371	5,563,024
Valuation allowance	(5,311,368)	(5,510,216)
Total net deferred tax assets	113,003	52,808

Deferred tax liabilities
Property and equipment	(89,641)	(86,366)
Net deferred tax (liability) asset	23,362	(33,558)

January 31, 2021
$
Deferred tax assets
Share issuance costs and financing fees	505,035
Allowable capital losses	138,421
Non-capital losses	3,834,262
Intangible assets	816,736
Mineral resource properties	983,977
Right of use assets and lease liabilities, net	63,032
Goodwill	-
Reclamation obligation	14,852
Total deferred tax assets	6,356,315
Valuation allowance	(5,573,835)
Total net deferred tax assets	782,480

Deferred tax liabilities
Property and equipment	(225,966)
Net deferred tax asset	556,514

Schedule of aggregate change in the balance of gross unrecognized tax benefits [Table Text Block]
	January 31, 2023	2022 (As restated - Note 2)
	$	$
Beginning balance	813,855	293,370
Increase due to tax positions taken during a prior year	32,591	520,485
Ending balance	846,446	813,855

Schedule of income tax payable [Table Text Block]
	January 31, 2023	January 31, 2022 (As restated - Note 2)
	$	$
Income taxes payable	6,890,412	4,056,315
Unrecognized tax position, inclusive of interest and penalties	846,446	813,855
	7,736,858	4,870,170